Exchange Differences, Net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Income from purchase-sale of foreign currency	$ 6,066,379	$ 14,325,764	$ 10,643,679
Conversion of foreign currency assets and liabilities into pesos	161,346	(299,355)	2,946,171
Total Exchange Differences, Net	$ 6,227,725	$ 14,026,409	$ 13,589,850